Investments in Real Estate - Additional Information (Detail)		3 Months Ended		6 Months Ended
	Mar. 17, 2021 USD ($) yr $ / shares shares	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares
Stock Issued During Period, Shares, Acquisitions (in shares) | shares				7,699,887
Shares Issued, Price Per Share (in dollars per share) | $ / shares		$ 21.15		$ 21.15		$ 21.15
Number of Real Estate Properties Acquired	19	3
Tenant Improvements Payable		$ 807,000		$ 807,000		$ 0
Payments to Acquire Real Estate, Total				44,648,000	$ 0
Depreciation, Total		1,500,000	$ 498,000	2,600,000	960,000
Amortization of Intangible Assets, Total		503,000	$ 0	587,000	$ 0
STPRI L [Member] | Wholly Owned Properties [Member] | Cresco Labs [Member]
Tenant Improvements		10,000,000		$ 10,000,000
OP Units [Member]
Partners' Capital Account, Units, Acquisitions (in shares) | shares				88,200
Purchase and Leaseback, Shares Issuable (in shares) | shares				132,727
PharmaCann [Member] | MASSACHUSETTS
Tenant Improvements Payable		$ 806,540		$ 806,540
Target [Member]
Asset Acquisition, Consideration Transferred, Transaction Cost				2,144,000
NewLake Capital Partners Inc [Member]
Noncontrolling Interest, Ownership Percentage by Parent	56.79%
NewLake Capital Partners Inc [Member] | Target [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	43.21%
Warrants Issued in Connection with the Merger [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares	602,392
Warrants and Rights Outstanding	$ 4,800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 24.00
Warrants Issued in Connection with the Merger [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input	0.594
Warrants Issued in Connection with the Merger [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input | yr	6.33
Warrants Issued in Connection with the Merger [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input	0.037
Warrants Issued in Connection with the Merger [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input	0.011
Merger with Target [Member]
Stock Issued During Period, Shares, Acquisitions (in shares) | shares	7,699,887
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 21.15
Asset Acquisition, Consideration Transferred, Transaction Cost	$ 2,100,000
Number of Real Estate Properties Acquired	19
Tenant Improvements Payable	$ 4,384,000
Mint [Member] | MASSACHUSETTS
Asset Acquisition, Consideration Transferred, Transaction Cost				0
Mint [Member] | ARIZONA
Payments for Tenant Improvements				315,035
Revolutionary [Member] | STPRM A [Member]
Payments to Acquire Real Estate, Total				40,100,000
Revolutionary [Member] | MASSACHUSETTS
Asset Acquisition, Consideration Transferred, Transaction Cost				$ 577,000